LONG TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
LONG TERM INVESTMENTS

6. LONG TERM INVESTMENTS

	As of December 31,
	2010	2011
Equity method:
iSoftStone Technologies Co., Ltd. (i)	$35	$32
Hubei Shenke Information Technology Company Limited (ii)	14	41
Wuxi iCarnegie Enterprise Management Company Limited and its subsidiary, Wuxi iCarnegie Training School (iii)	82	—
Chengdu Medicine & Health Network Management Company Limited (iv)	—	7,690
Dalian iSoftStone iCarnegie Information Technology Company Limited (v)	—	30
Wuxi iSoftStone IoT Innovation Application Technology Company Limited (vi)	—	28
Cost method:
Beijing iSoftStone Boxin Technology Company Limited (vii)	270	—
Dynomedia, Inc. (viii)	—	1,530

Total	$401	$9,351

(i)	In August 2006, iSoftStone Japan and other third party investors set up iSoftStone Technologies Co., Ltd. (“ISST”), a Japan-based company providing IT outsourcing services to multinational financial institutions, with a total cash capital contribution of $100. iSoftStone Japan holds 32.25% interest in ISST, and accounts for the investment using equity method. The Group recognized share of loss in ISST of $13, $9 and $3 during the years ended December 31, 2009, 2010 and 2011, respectively.
(ii)	In June 2010, iSoftStone Tianjin invested $18 in Hubei Shenke Information Technology Company Limited (“Shenke”) for a 20% equity interest with other three shareholders. In May 2011, the Group injected additional capital of $48 to Shenke. As the Group has the ability to exercise significant influence over the operating and financial decisions of Shenke, the Group has adopted the equity method to account for its investment in Shenke. The Group recognized share of loss in Shenke of $4 and $21 during the year ended December 31, 2010 and 2011, respectively.
(iii)	In August 2010, iSoftStone Wuxi sold 45% of its equity interest in Wuxi iCarnegie Enterprise Management Company Limited and its subsidiary, Wuxi iCarnegie Training School (“Wuxi iCarnegie”) to a third party investor at a cash consideration of $664. After the completion of the sale, the Group holds 20% equity interest in Wuxi iCarnegie. As a result, the Group has deconsolidated Wuxi iCarnegie from the date of disposal. As the Group continues to have the ability to exercise significant influence over the operating and financial decisions of Wuxi iCarnegie, the Group has adopted the equity method to account for its investment in Wuxi iCarnegie. The gain on deconsolidation of Wuxi iCarnegie is computed as follows:

Amounts
Fair value of consideration received (cash proceeds)	$664
Fair value of retained noncontrolling interest in Wuxi iCarnegie	288
Carrying value of noncontrolling interest in Wuxi iCarnegie	(67)
Carrying value of Wuxi iCarnegie at the date of disposal	194

Gain on deconsolidation of Wuxi iCarnegie	$1,079

The initial carrying amount the equity method investment as of the date of deconsolidation was $288. From the date of deconsolidation to December 31, 2010, the Group recognized share of loss in Wuxi iCarnegie at $202, together with the impact of exchange loss amount of $4, resulted in a carrying amount of $82 as of December 31, 2010. In April 2011, the Group injected additional capital of $311 to Wuxi iCarnegie. During the year ended December 31, 2011, the Group recognized share of loss in Wuxi iCarnegie of $393.

(iv)	In September 2011, iSoftStone WOFE and Chengdu Investment Holding Group Ltd., a government investment group, jointly established Chengdu Medicine & Health Network Management Company Limited (“Chengdu-Medical”) in Chengdu to design, build, and operate a healthcare data exchange network. The Group invested $7,785 to hold 49% of the equity of Chengdu-Medical and accounts for the investment using equity method. The Group recognized share of loss of $95 during the year ended December 31, 2011.
(v)	In October 2011, iSoftStone Dalian invested $32 to hold 20% of equity interest in setting up Dalian iSoftStone iCarnegie Information Technology Company Limited (“Dalian iCarnegie”) with other third party investors. The Group adopted equity method to account for the investment and recognized share of loss of $2 during the year ended December 31, 2011.
(vi)	In January 2011, iSoftStone Wuxi and other third party investors set up Wuxi iSoftStone IoT Innovation Application Technology Company Limited (“Wuxi IoT”), in which the Group invested $79 to hold 20% equity interest. As the Group has the ability to exercise significant influence over the operating and financial decisions, equity method is used to account for the investment. During the year ended December 31, 2011, the Group recognized share of loss in Wuxi IoT of $51.
(vii)	In September 2007, iSoftStone WFOE acquired 20% equity interest in Beijing iSoftStone Boxin Technology Company Limited (“Boxin”) for a cash consideration of $105. In 2009, the shareholder of Boxin agreed to increase the paid-in capital of Boxin and accordingly iSoftStone WFOE proportionately paid additional cash contribution of $165 to Boxin. Since the other shareholder has the sole right to determine the executive director of Boxin and, accordingly the Group does not have the ability to exercise significant influence over the operating and financial decisions of Boxin, the Group uses the cost method to account for its investment in Boxin. In October 2011, the Group sold its equity interest in Boxin to the other shareholder at a cash consideration of $270.
(viii)	In June 2011, iSoftStone Holding invested a total of $1,530 to acquire 23.4% of total equity in the form of series B preferred shares of Dynomedia to expand its service lines to e-Publishing market for both domestic Chinese and global clients. The Group determined and applied the cost method to account for the investment as the investment in preferred shares is not in-substance common stock.

The management has performed the impairment analysis on these investments and determined that there was no impairment on such investments as of December 31, 2010 and 2011.

The summarized financial information of the equity method investments as shown in their financial statements as of and for the years ended December 31 were as follows:

	As of December 31,
	2010	2011
Total current assets	$1,685	$20,919
Total assets	$2,097	$21,407
Total current liabilities	$(3,069)	$(6,952)
Total liabilities	$(3,315)	$(7,306)

	Years ended December 31,
	2009	2010	2011
Net revenues	$94	$2,023	$6,160
Gross profits	$46	$82	$1,354
Net loss	$(34)	$(1,087)	$(2,660)